Revision to Prior Period Financial Statements - Schedule of Consolidated Statements of Changes in Shareholders’ Equity (Details) - Retained Earnings [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
As previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ (4,540,848)	¥ (4,529,473)
Net loss	(69,251)	(4,864)
Balance	(4,610,099)	(4,540,848)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	8,876	9,144
Net loss	(279)	(268)
Balance	8,597	8,876
Adjusted [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(4,531,972)	(4,520,329)
Net loss	(69,530)	(5,132)
Balance	¥ (4,601,502)	¥ (4,531,972)